Property and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment consisted of the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Leasehold improvements	$36,000	$36,000	$4,625
Computer equipment	1,605,813	1,637,120	210,338
Furniture and fixtures	31,936	31,936	4,103
Motor Vehicles	1,188,538	1,188,538	152,704
Subtotal	2,862,287	2,893,594	371,770
Less: accumulated depreciation	(1,390,275)	(1,707,385)	(219,366)
Total	$1,472,012	$1,186,209	$152,404

Depreciation expense for property and equipment for the six months ended December 31, 2025 and 2024 amounted to HKD311,666 (US$40,043) and HKD209,856, respectively.